Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income, net of tax expense	$ 779	$ 6,729	$ 1,327
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income, net of tax expense	779	6,729	1,327
Noncontrolling Interest
Other comprehensive income, net of tax expense	$ 779	$ 6,729	$ 1,327